Revision of Previously Issued Financial Statements - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income taxes receivable, net	$ 1,903	$ 591
Total current assets	90,114	78,656
Total assets	147,461	129,187
Income taxes payable, non-current	3,663	3,340
Retained earnings	89,223	75,066
Total stockholders' equity	120,331	103,860	$ 86,977	$ 71,570
Total liabilities and stockholders' equity	$ 147,461	129,187
As Previously Reported (1)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income taxes receivable, net		1,298
Total current assets		79,363
Total assets		129,894
Income taxes payable, non-current		3,407
Retained earnings		75,706
Total stockholders' equity		104,500
Total liabilities and stockholders' equity		129,894
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income taxes receivable, net		(707)
Total current assets		(707)
Total assets		(707)
Income taxes payable, non-current		(67)
Retained earnings		(640)
Total stockholders' equity		(640)
Total liabilities and stockholders' equity		$ (707)